Related Parties (Details) - Schedule of Balances are Held with or by Related Parties - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Receivable from Parent Company	$ 216	$ 1,205
Receivable from Nabatech	976
Prepaid expenses	21	49
Total	1,213	1,254
Liabilities:
Accounts payable and accrued expenses	240	308
INX Token liability	4,485	5,531
INX Token warrant liability	671	1,140
Total	$ 5,396	$ 6,979